Prepaid Expenses and Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Deposits
Schedule of prepaid expenses and deposits

	December 31, 2025	December 31, 2024
Prepaid expenses	$18,361	$3,618
Surety bond collateral	6,793	1,235
Deposits	133	230
Total	$25,287	$5,083